NOTICE OF DISTRIBUTION OF UNDERLYING FUND SEMI-ANNUAL REPORTS

TO:	U. S. Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company (“Nationwide”)
DATE:	September 10, 2021
RE:	Nationwide Variable Account-15 (“Registrant”)
File No. 811-23386

Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the semi-annual reports for the following underlying mutual funds for the period ended June 30, 2021, have been distributed to contract owners.

Some of the underlying mutual funds included in each Fund Company’s semi-annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.

Fund	CIK Number
Alger Capital Appreciation Portfolio: Class I-2 Shares	0000832566
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	0000825316
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III	0001382990
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	0001382990
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	0000814680
American Funds Insurance Series® - American High-Income Trust: Class 4	0000729528
American Funds Insurance Series® - Asset Allocation Fund: Class 4	0000729528
American Funds Insurance Series® - Global Growth Fund: Class 4	0000729528
American Funds Insurance Series® - Growth Fund: Class 4	0000729528
American Funds Insurance Series® - Growth-Income Fund: Class 4	0000729528
American Funds Insurance Series® - International Fund: Class 4	0000729528
American Funds Insurance Series® - New World Fund®: Class 4	0000729528
American Funds Insurance Series® - The Bond Fund of America: Class 4	0000729528
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4	0000729528
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	0001738072
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	0001738072
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	0001413032
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	0000814230
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class	0000355437
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	0000355437

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	0000355437
DFA Investment Dimensions Group Inc. - VA International Small Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA International Value Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio	0000355437
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	0000823535
First Eagle Variable Funds - Overseas Variable Fund	0001000249
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares	0001046292
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)	0000217087
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	0000217087
Guggenheim Variable Funds Trust - Series P (High Yield Series)	0000217087
Invesco - Invesco V.I. Global Fund: Series II	0000896435
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Fund: Series II	0000896435
Invesco Oppenheimer V.I. International Growth Fund: Series I	0000896435
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	0000810016
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	0000906185
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II	0000756913
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I	0001176343

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II	0001176343
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	0000855396
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class	0000887340
MFS® Variable Insurance Trust - MFS Growth Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class	0000719269
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class	0001065698
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II	0001011378
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y	0000353905
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	0000353905
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1	0001352621
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	0001047304

PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Income Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Value Fund: Class IB	0000822671
Rydex Variable Trust - Consumer Products Fund	0001064046
Rydex Variable Trust - Financial Services Fund	0001064046
Rydex Variable Trust - Telecommunications Fund	0001064046
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II	0000918294
The Merger Fund VL - The Merger Fund VL	0001208133
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I	0001552947
VanEck VIP Trust - Emerging Markets Fund: Class S	0000811976
VanEck VIP Trust - Global Resources Fund: Class S	0000811976
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S	0000811976
Vanguard Variable Insurance Fund - Balanced Portfolio	0000857490
Vanguard Variable Insurance Fund - Capital Growth Portfolio	0000857490
Vanguard Variable Insurance Fund - Diversified Value Portfolio	0000857490
Vanguard Variable Insurance Fund - Equity Income Portfolio	0000857490
Vanguard Variable Insurance Fund - Equity Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Global Bond Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Growth Portfolio	0000857490
Vanguard Variable Insurance Fund - High Yield Bond Portfolio	0000857490
Vanguard Variable Insurance Fund - International Portfolio	0000857490
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Real Estate Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio	0000857490
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio	0000857490
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio	0000857490
Wells Fargo Variable Trust - VT Discovery Fund: Class 2	0001081402

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.